Personnel Costs - Summary of Personal Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [Abstract]
Salaries	€ 6,592	€ 6,424	€ 6,473
Social security charges (including defined-contribution pension plans)	1,977	1,948	1,951
Stock options and other share-based payment expense	258	250	206
Defined-benefit pension plans	275	273	280
Other employee benefits	219	224	224
Total	€ 9,321	€ 9,119	€ 9,134